Financial instruments and risk management	12 Months Ended
Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Financial instruments and risk management	26 Financial instruments and risk management
Management of financial risks
One of the principal responsibilities of Treasury is to manage the financial risks arising from the Group’s underlying
operations. Specifically, Treasury manages, within an overall policy framework set by the Group’s Main Board and Corporate
Finance Committee (CFC), the Group’s exposure to funding and liquidity, interest rate, foreign exchange and counterparty risks.
The Group’s treasury position is monitored by the CFC which
meets regularly throughout the year and is chaired by the Group
Finance Director. The approach is one of risk reduction within an overall framework of delivering total shareholder return.
The Group defines capital as net debt (note 23) and equity (note 22).
There are no externally imposed capital requirements for the
Group. Group policies include a set of financing principles that provide a framework within which the Group’s capital base is managed and, in particular, the policies on dividends (as a
percentage of long-term sustainable earnings) and share buy-back are decided. The key objective of the financing principles is to appropriately balance the interests of equity and debt holders in driving an efficient financing mix for the Group. The Group’s average cost of debt in 2023 is 5.2% (2022: 4.0%).
The Group manages its financial risks in line with the classification of its financial assets and liabilities in the Group’s balance sheet and related notes. The Group’s management of specific risks is dealt with as follows:
Liquidity risk
It is the policy of the Group to maximise financial flexibility and minimise refinancing risk by issuing debt with a range of maturities, generally matching the projected cash flows of the
Group and obtaining this financing from a wide range of sources.
The Group has a target average centrally managed debt maturity of at least five years with no more than 20% of centrally managed debt maturing in a single rolling year. As at 31 December 2023, the average centrally managed debt maturity was 10.5 years
(2022: 9.9 years) and the highest proportion of centrally managed debt maturing in a single rolling year was 15.7% (2022: 18.6%).
Perpetual hybrid bonds are treated as equity (note 22(d)) and therefore not included within the debt maturity analysis.
The Group utilises cash pooling and zero balancing bank account structures in addition to intercompany loans and borrowings to mobilise cash efficiently within the Group. The key objectives of
Treasury in respect of cash and cash equivalents are to protect their principal value, to concentrate cash at the centre, to minimise the required debt issuance and to optimise the yield earned. The amount of debt issued by the Group is determined by forecasting the net debt requirement after the mobilisation of cash.
The Group continues to target a solid investment-grade credit rating. Moody’s, S&P's and Fitch's current ratings for the Group are Baa2 (positive outlook), BBB+ (negative outlook) and BBB
(positive outlook), respectively. The Group is confident of its continued ability to successfully access the debt capital markets for future refinancing requirements.
As part of its short-term cash management, the Group invests in a range of cash and cash equivalents, including money market funds, which are regarded as highly liquid and are not exposed to significant changes in fair value. These are kept under continuous review as described in the credit risk section below. At 31 December 2023, the Group had £173 million invested in money market funds
(2022: £nil million).
As part of its working capital management, in certain countries, the Group has entered into factoring arrangements and supply chain financing arrangements. These are explained in further detail in note 17 and note 25.
Subsidiary companies are funded by share capital and retained earnings, loans from the central finance companies on commercial terms, or through local borrowings by the subsidiaries in
appropriate currencies to predominantly fund short- to medium-
term working capital requirements.
Available facilities in current year:
It is Group policy that short-term sources of funds (including drawings under both the Group US$4 billion U.S. commercial
paper (U.S. CP) programme and the Group £3 billion euro
commercial paper (ECP) programme) are backed by undrawn
committed lines of credit and cash. Commercial paper is issued by B.A.T. International Finance p.l.c., B.A.T. Netherlands Finance
B.V. and B.A.T Capital Corporation and guaranteed by British
American Tobacco p.l.c. At 31 December 2023, commercial paper of £nil million was outstanding (2022: £27 million). Cash flows relating to commercial paper that have maturity periods of three months or less are presented on a net basis in the Group’s cash flow statement.
At 31 December 2023, the Group had access to a £5.4 billion
revolving credit facility. In March 2023, the Group refinanced the
£2.7 billion 364-day tranche of the revolving credit facility at the reduced amount of £2.5 billion, maturing in March 2024 with two one-year extension options, and a one-year term out option.
Additionally, £2.85 billion of the five-year tranche remains available until March 2025, with £2.7 billion extended to March 2026 and
£2.5 billion extended to March 2027.
During 2023, the Group extended short-term bilateral facilities totalling £2.65 billion. As at 31 December 2023, £100 million was drawn on a short-term basis with £2.55 billion undrawn and still available under such bilateral facilities. Cash flows relating to bilateral facilities that have maturity periods of three months or less are presented on a net basis in the Group’s cash flow statement.
Issuance, drawdowns and repayments in current year:
–In January 2023, the Group repaid a €750 million bond at maturity;
–In February 2023, the Group accessed the Euro market under its
EMTN Programme, raising a total of €800 million;
–In May 2023, the Group repaid a total of US$48 million of bonds at maturity;
–Given the refinancing levels in the medium term and to reduce near term refinancing risks, in August 2023, the Group accessed the US dollar market under its SEC Shelf Programme, raising a total of US$5 billion across five tranches whilst also announcing a concurrent capped debt tender offer, targeting a series of GBP-,
EUR- and USD-denominated bonds maturing between 2024 and
2027. Pursuant to this tender offer, BAT repurchased bonds prior to their maturity in a principal amount of £3.1 billion; and
–In September, October and November 2023, the Group repaid
US$550 million, €800 million and €750 million of bonds at
maturity, respectively.
Available facilities in prior year:
At 31 December 2022, the Group had access to a £5.69 billion revolving credit facility. This facility was undrawn at
31 December 2022.
During 2022, the Group extended short-term bilateral facilities totalling £3.0 billion. As at 31 December 2022, £875 million was drawn on a short-term basis.
Issuance, drawdowns and repayments in prior year:
–In March 2022, the Group accessed the US dollar market under its SEC Shelf Programme, raising a total of US$2.5 billion across three tranches;
–In May 2022, the Group repaid a €600 million bond at maturity;
–In June 2022, the Group repaid US$419 million and £180 million bonds at maturity;
–In August 2022, the Group repaid US$750 million and
US$601 million bonds at maturity; and
–In October 2022, the Group raised US$600 million in the
US dollar market under its SEC Shelf Programme.
Currency risk
The Group is subject to exposure on the translation of the net assets of foreign currency subsidiaries and associates into its reporting currency, sterling. The Group’s primary balance sheet translation exposures are to the US dollar, euro, Canadian dollar,
Australian dollar, Indian rupee, South African rand, Danish krone,
Indonesian rupiah, Brazilian real, Singaporean dollar and Swiss franc. These exposures are kept under continuous review. The
Group’s policy on borrowings is to broadly match the currency of these borrowings with the currency of cash flows arising from the
Group’s underlying operations. Within this overall policy, the Group aims to minimise all balance sheet translation exposure where it is practicable and cost-effective to do so through matching currency assets with currency borrowings. The main objective of these policies is to protect shareholder value by increasing certainty and minimising volatility in earnings per share. At 31 December 2023, the currency profile of the Group’s gross debt, after taking into account derivative contracts, was 72% US dollar (2022: 71%), 14%
euro (2022: 13%), 9% sterling (2022: 12%) and 5% other currencies
(2022: 4%).
The Group faces currency exposures arising from the translation of profits earned in foreign currency subsidiaries and associates and joint arrangements; these exposures are not normally hedged.
Exposures also arise from:
(i) foreign currency denominated trading transactions undertaken by subsidiaries. These exposures comprise committed and highly probable forecast sales and purchases, which are offset wherever possible. The remaining exposures are hedged within the Treasury policies and procedures with forward foreign exchange contracts and options, which are designated as hedges of the foreign
exchange risk of the identified future transactions; and
(ii) forecast dividend flows from subsidiaries to the centre. To ensure cash flow certainty, the Group enters into forward foreign exchange contracts which are designated as net investment
hedges of the foreign exchange risk arising from the investments in these subsidiaries.
IFRS 7 Financial Instruments: Disclosures requires a sensitivity analysis that shows the impact on the income statement and on items recognised directly in other comprehensive income of
hypothetical changes of exchange rates in respect of non-
functional currency financial assets and liabilities held across the
Group. All other variables are held constant although, in practice, market rates rarely change in isolation. Financial assets and liabilities held in the functional currency of the Group’s subsidiaries, as well as non-financial assets and liabilities and translation risk, are not included in the analysis. The Group considers a 10%
strengthening or weakening of the functional currency against the non-functional currency of its subsidiaries as a reasonably possible change. The impact is calculated with reference to the financial asset or liability held as at the year-end, unless this is
unrepresentative of the position during the year.
A 10% strengthening of functional currencies against non-functional currencies would result in pre-tax profit being £61 million lower
(2022: £49 million lower; 2021: £53 million lower) and items recognised directly in other comprehensive income being
£273 million higher (2022: £445 million higher; 2021: £144 million higher). A 10% weakening of functional currencies against non-
functional currencies would result in pre-tax profit being £72 million higher (2022: £60 million higher; 2021: £65 million higher) and items recognised directly in other comprehensive income being
£333 million lower (2022: £543 million lower; 2021: £177 million lower).
The exchange sensitivities on items recognised directly in other comprehensive income relate to hedging of certain net asset
currency positions in the Group, as well as on cash flow hedges in respect of future transactions, but do not include sensitivities in respect of exchange on non-financial assets or liabilities.
Interest rate risk
The objectives of the Group’s interest rate risk management policy are to lessen the impact of adverse interest rate movements on the earnings, cash flow and economic value of the Group.
Additional objectives are to minimise the cost of hedging and the associated counterparty risk.
In order to manage its interest rate risk, the Group maintains both floating rate and fixed rate debt. The Group sets targets (within overall guidelines) for the desired ratio of floating to fixed rate debt on a net basis (at least 50% fixed on a net basis in the short to medium term) as a result of regular reviews of market conditions and strategy by the Corporate Finance Committee and the board of the main central finance company. Underlying borrowings are arranged on both a fixed rate and a floating rate basis and, where appropriate, the Group uses derivatives, primarily interest rate swaps to vary the fixed and floating mix, or forward starting swaps to manage the refinancing risk. The interest rate profile of liquid assets included in net debt are considered to offset floating rate debt and are taken into account in determining the net interest rate exposure. At 31 December 2023, the relevant ratio of floating to fixed rate borrowings after the impact of derivatives was 10:90
(2022: 12:88). On a net debt basis, after offsetting liquid assets and excluding cash and other liquid assets in Canada, which are
subject to certain restrictions under CCAA protection, the ratio of floating to fixed rate borrowings was 2:98 (2022: 7:93).
IFRS 7 requires a sensitivity analysis that shows the impact on the income statement and on items recognised directly in other comprehensive income of hypothetical changes of interest rates in respect of financial assets and liabilities of the Group. All other variables are held constant although, in practice, market rates rarely change in isolation. For the purposes of this sensitivity analysis, financial assets and liabilities with fixed interest rates are not included. The Group considers a 100 basis point change in interest rates a reasonably possible change except where rates are less than 100 basis points. In these instances, it is assumed that the interest rates increase by 100 basis points and decrease to zero for the purpose of performing the sensitivity analysis.
The impact is calculated with reference to the financial asset or liability held as at the year-end, unless this is unrepresentative of the position during the year.
A 100 basis point increase in interest rates would result in pre-tax profit being £5 million lower (2022: £50 million lower;
2021: £44 million lower). A 100 basis point decrease in interest rates, or less where applicable, would result in pre-tax profit being
£5 million higher (2022: £50 million higher; 2021: £47 million higher).
The effect of these interest rate changes on items recognised directly in other comprehensive income is not material in either year.
Following the decision taken by global regulators in 2018 to replace
Interbank Offered Rates with alternative nearly risk-free rates, such benchmark rates were expected to be largely discontinued after
2021. Following announcements by the respective regulators,
EURIBOR is expected to continue for the foreseeable future, with
USD LIBOR rates discontinued (other than on a synthetic basis)
from June 2023.
The Group is party to the ISDA fallback protocol and in January
2022, it automatically replaced the GBP LIBOR with economically equivalent interest rate derivatives referencing SONIA on their reset date. The four impacted derivatives (cross currency interest rate swaps) with nominal values totalling €800 million
(£672 million) matured in October 2023 and were in fair value hedge relationships which were indexed to GBP LIBOR interest rates. As of 31 December 2023, the Group does not have any
outstanding financial instruments using the historical benchmarks that are no longer available.
Credit risk
The Group has no significant concentrations of customer credit risk. Subsidiaries have policies in place requiring appropriate credit checks on potential customers before sales commence. The
process for monitoring and managing credit risk once sales to customers have been made varies depending on local practice
in the countries concerned.
Certain territories have bank guarantees, other guarantees or credit insurance provided in the Group’s favour in respect of Group trade receivables, the issuance and terms of which are dependent on local practices in the countries concerned. All derivatives are subject to ISDA agreements or equivalent documentation.
Cash deposits and other financial instruments give rise to credit risk on the amounts due from the related counterparties.
Generally, the Group aims to transact with counterparties with strong investment grade credit ratings. However, the Group
recognises that due to the need to operate over a large geographic footprint, this will not always be possible. Counterparty credit risk is managed on a global basis by limiting the aggregate amount and duration of exposure to any one counterparty, taking into account its credit rating. The credit ratings of all counterparties are reviewed regularly.
The Group ensures that it has sufficient counterparty credit capacity of requisite quality to undertake all anticipated
transactions throughout its geographic footprint, while at the same time ensuring that there is no geographic concentration in the location of counterparties.
With the following exceptions, the maximum exposure to the
credit risk of financial assets at the balance sheet date is reflected by the carrying values included in the Group’s balance sheet. The
Group has entered into short-term risk participation agreements in relation to certain leaf supply arrangements and the maximum exposure under these would be £51 million (2022: £90 million).
In addition, the Group has entered into a guarantee arrangement to support a short-term bank credit facility with a supply chain partner. The maximum exposure under the arrangement would
be £1 million (2022: £1 million).
Price risk
The Group is exposed to price risk on investments held by the
Group, which are included in investments held at fair value on the consolidated balance sheet, but the quantum of such is not material.
Hedge accounting
In order to qualify for hedge accounting, the Group is required to document prospectively the economic relationship between the item being hedged and the hedging instrument. The Group is also required to demonstrate an assessment of the economic
relationship between the hedged item and the hedging
instrument, which shows that the hedge will be highly effective on an ongoing basis. This effectiveness testing is repeated
periodically to ensure that the hedge has remained, and is
expected to remain, highly effective. The prospective effectiveness testing determines that an economic relationship between the hedged item and the hedging instrument exists.
In accordance with the Group Treasury Policy, the exact hedge ratios and profile of a hedge relationship will depend on several factors, including the desired degree of certainty and reduced volatility of net interest costs and market conditions, trends and expectations in the relevant markets. The sources of
ineffectiveness include spot and forward differences, impact of time value and timing differences between periods in the hedged item and hedging instrument.
The Group’s risk management strategy has been explained in
further detail under the interest rate risk and currency risk sections of this note.
Fair value estimation
The fair values of financial assets and liabilities with maturities of less than one year, other than derivatives, are assumed to approximate their book values. For other financial instruments which are measured at fair value in the balance sheet, the basis for fair values is described below.
Fair value hierarchy
In accordance with IFRS 13 classification hierarchy, the following table presents the Group’s financial assets and liabilities that are measured at fair value:

					2023				2022
	Notes	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Assets at fair value
Investment held at fair value	18	527	—	192	719	514	—	186	700
Derivatives relating to
– interest rate swaps	19	—	10	—	10	—	43	—	43
– cross-currency swaps	19	—	115	—	115	—	254	—	254
– forward foreign currency contracts	19	—	165	—	165	—	264	—	264
Assets at fair value		527	290	192	1,009	514	561	186	1,261
Liabilities at fair value
Derivatives relating to
– interest rate swaps	19	—	187	—	187	—	450	—	450
– cross-currency swaps	19	—	13	—	13	—	121	—	121
– forward foreign currency contracts	19	—	195	—	195	—	358	—	358
Liabilities at fair value		—	395	—	395	—	929	—	929
Level 2 financial instruments are not traded in an active market, but the fair values are based on quoted market prices, broker/dealer quotations, or alternative pricing sources with reasonable levels of price transparency. The Group’s level 2 financial instruments include
OTC derivatives.
Netting arrangements of derivative financial instruments
The gross fair value of derivative financial instruments as presented in the Group balance sheet, together with the Group’s rights of offset associated with recognised financial assets and recognised financial liabilities subject to enforceable master netting arrangements and similar agreements, is summarised as follows:

			2023			2022
	Amount presented in the Group balance sheet* £m	Related amounts not offset in the Group balance sheet £m	Net amount £m	Amount presented in the Group balance sheet* £m	Related amounts not offset in the Group balance sheet £m	Net amount £m
Financial assets
– Derivative financial instruments (note 19)	290	(199)	91	561	(405)	156
Financial liabilities
– Derivative financial instruments (note 19)	(395)	199	(196)	(929)	405	(524)
	(105)	—	(105)	(368)	—	(368)
Note:
*No financial instruments have been offset in the Group balance sheet.
The Group is subject to master netting arrangements in force with financial counterparties with whom the Group trades derivatives.
The master netting arrangements determine the proceedings should either party default on their obligations. In case of any event of default, the non-defaulting party will calculate the sum of the replacement cost of outstanding transactions and amounts owed to it by the defaulting party. If that sum exceeds the amounts owed to the defaulting party, the defaulting party will pay the balance to the non-defaulting party. If the sum is less than the amounts owed to the defaulting party, the non-defaulting party will pay the balance to the defaulting party.
The hedged items by risk category are presented below:

					2023
	Carrying amount of the hedged item £m	Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item £m	Line item in the statement of financial position where the hedged item is included	Changes in fair value used for calculating hedge ineffectiveness £m	Cash flow hedge reserve (gross of tax) £m
Fair value hedges
Interest rate risk
– borrowings (liabilities)	5,935	110	Borrowings	(81)
Cash flow hedges
Interest rate risk
– borrowings (liabilities)	858		Borrowings	26	(362)

					2022
	Carrying amount of the hedged item £m	Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item £m	Line item in the statement of financial position where the hedged item is included	Changes in fair value used for calculating hedge ineffectiveness £m	Cash flow hedge reserve (gross of tax) £m
Fair value hedges
Interest rate risk
– borrowings (liabilities)	9,223	(355)	Borrowings	399
Cash flow hedges
Interest rate risk
– borrowings (liabilities)	1,824		Borrowings	(55)	(464)
£380 million (2022: £389 million) of the Group’s borrowings are designated as net investment hedge instruments of the Group’s net investments in foreign operations. In line with the Group’s risk management policies, the net investment hedge relationships are reviewed periodically. The change in the value used for calculating hedge ineffectiveness for hedged items designated under net investment hedge relationships is £9 million (2022: £21 million).
As at 31 December 2023, the accumulated balance of the cash flow hedge reserve was a loss of £194 million (2022: loss of £327 million)
including an accumulated loss of £362 million (2022: loss of £464 million) in relation to interest rate exposure and foreign currency exposure arising from borrowings held by the Group, and an accumulated gain of £77 million (2022: gain of £99 million) in relation to deferred tax arising from cash flow hedges. The remainder related to the Group’s foreign currency exposure on forecasted transactions and cost of hedging (note 22(c)(ii)).